BNY Mellon S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3%
Automobiles & Components — 2.3%
Aptiv PLC(a)	9,198	696,749
Ford Motor Co.	169,021	2,346,011
General Motors Co.	40,187	3,375,708
Tesla, Inc.(a)	121,584	52,330,969
		58,749,437
Banks — 3.5%
Bank of America Corp.	290,696	15,465,027
Citigroup, Inc.	77,422	8,958,500
Citizens Financial Group, Inc.	19,157	1,206,508
Fifth Third Bancorp(b)	36,316	1,823,789
Huntington Bancshares, Inc.	80,396	1,405,322
JPMorgan Chase & Co.	117,790	36,030,783
KeyCorp	39,713	854,624
M&T Bank Corp.	6,765	1,498,921
Regions Financial Corp.	37,656	1,073,196
The PNC Financial Services Group, Inc.	16,968	3,788,954
Truist Financial Corp.	55,114	2,833,962
U.S. Bancorp	67,497	3,787,257
Wells Fargo & Co.	135,826	12,290,895
		91,017,738
Capital Goods — 6.3%
3M Co.	23,238	3,559,132
A.O. Smith Corp.(b)	5,208	382,736
Allegion PLC	3,516	581,511
AMETEK, Inc.	9,918	2,221,434
Axon Enterprise, Inc.(a)	3,372	1,630,632
Builders FirstSource, Inc.(a)	4,578	523,723
Carrier Global Corp.	33,987	2,024,946
Caterpillar, Inc.	20,249	13,310,883
Comfort Systems USA, Inc.	1,488	1,699,445
Cummins, Inc.	6,048	3,500,703
Deere & Co.	10,878	5,743,584
Dover Corp.	5,788	1,166,224
Eaton Corp. PLC	16,806	5,905,965
EMCOR Group, Inc.	1,929	1,390,288
Emerson Electric Co.	24,550	3,607,868
Fastenal Co.	49,640	2,152,390
Fortive Corp.	13,109	692,286
GE Vernova, Inc.	11,740	8,527,584
Generac Holdings, Inc.(a)	2,353	395,398
General Dynamics Corp.	10,952	3,845,138
General Electric Co.	45,641	14,002,202
Honeywell International, Inc.	27,445	6,244,286
Howmet Aerospace, Inc.	17,471	3,635,366
Hubbell, Inc.	2,357	1,150,075
Huntington Ingalls Industries, Inc.	1,771	744,723
IDEX Corp.	3,044	604,386
Illinois Tool Works, Inc.	11,313	2,955,634

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Capital Goods — 6.3% (continued)
Ingersoll Rand, Inc.	15,942	1,372,447
Johnson Controls International PLC	26,443	3,153,592
L3Harris Technologies, Inc.	8,025	2,751,371
Lennox International, Inc.	1,441	713,410
Lockheed Martin Corp.	8,882	5,633,142
Masco Corp.	8,909	588,796
Nordson Corp.	2,182	599,025
Northrop Grumman Corp.	5,752	3,981,880
Otis Worldwide Corp.	17,079	1,458,888
PACCAR, Inc.	22,673	2,786,738
Parker-Hannifin Corp.	5,460	5,109,686
Pentair PLC	7,321	771,414
Quanta Services, Inc.	6,424	3,049,023
Rockwell Automation, Inc.	4,949	2,086,746
RTX Corp.	58,014	11,656,753
Snap-on, Inc.	2,309	845,348
Stanley Black & Decker, Inc.	7,272	572,016
Textron, Inc.	7,479	658,601
The Boeing Company(a)	34,044	7,956,764
Trane Technologies PLC	9,561	4,021,165
TransDigm Group, Inc.	2,432	3,471,777
United Rentals, Inc.	2,708	2,117,819
W.W. Grainger, Inc.	1,927	2,081,044
Westinghouse Air Brake Technologies Corp.	7,407	1,704,647
Xylem, Inc.	10,431	1,438,122
		162,778,756
Commercial & Professional Services — .9%
Automatic Data Processing, Inc.	17,656	4,357,854
Broadridge Financial Solutions, Inc.	4,919	969,584
Cintas Corp.	14,617	2,797,548
Copart, Inc.(a)	38,174	1,549,101
Dayforce, Inc.(a)	7,022	486,414
Equifax, Inc.	5,423	1,092,192
Jacobs Solutions, Inc.	5,154	697,130
Leidos Holdings, Inc.	5,455	1,027,067
Paychex, Inc.	13,861	1,429,485
Paycom Software, Inc.	1,940	261,415
Republic Services, Inc.	8,677	1,866,336
Rollins, Inc.	12,350	782,249
Veralto Corp.	10,678	1,056,908
Verisk Analytics, Inc.	6,045	1,314,546
Waste Management, Inc.	15,987	3,552,951
		23,240,780
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc.(a)	420,928	100,728,071
AutoZone, Inc.(a)	711	2,633,750
Best Buy Co., Inc.	8,668	564,287
Carvana Co.(a)	6,166	2,473,244
eBay, Inc.	19,438	1,773,134
Genuine Parts Co.	6,282	873,135
Lowe’s Companies, Inc.	24,196	6,461,784

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Consumer Discretionary Distribution & Retail — 5.8% (continued)
O’Reilly Automotive, Inc.(a)	36,146	3,557,128
Pool Corp.	1,587	403,241
Ross Stores, Inc.	13,865	2,615,632
The Home Depot, Inc.	43,070	16,133,591
The TJX Companies, Inc.	48,156	7,214,250
Tractor Supply Co.(b)	23,340	1,187,539
Ulta Beauty, Inc.(a)	1,905	1,233,221
Williams-Sonoma, Inc.(b)	5,316	1,087,920
		148,939,927
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	12,067	1,796,052
Deckers Outdoor Corp.(a)	6,656	794,327
Garmin Ltd.	6,903	1,391,921
Hasbro, Inc.	5,848	522,285
Lennar Corp., Cl. A	9,095	994,538
Lululemon Athletica, Inc.(a)	4,662	813,519
NIKE, Inc., Cl. B	51,718	3,196,690
NVR, Inc.(a)	119	908,652
PulteGroup, Inc.	8,295	1,037,622
Ralph Lauren Corp.	1,736	613,520
Tapestry, Inc.	8,906	1,130,260
		13,199,386
Consumer Services — 1.8%
Airbnb, Inc., Cl. A(a)	18,617	2,408,481
Booking Holdings, Inc.	1,395	6,977,567
Carnival Corp.(a)	46,183	1,386,414
Chipotle Mexican Grill, Inc.(a)	56,524	2,197,088
Darden Restaurants, Inc.	5,221	1,040,806
Domino’s Pizza, Inc.	1,391	570,769
DoorDash, Inc., Cl. A(a)	16,158	3,306,250
Expedia Group, Inc.	5,098	1,350,154
Hilton Worldwide Holdings, Inc.	10,159	3,032,563
Las Vegas Sands Corp.	13,578	715,968
Marriott International, Inc., Cl. A	9,552	3,011,746
McDonald’s Corp.	30,799	9,701,685
MGM Resorts International(a),(b)	9,453	317,054
Norwegian Cruise Line Holdings Ltd.(a)	20,231	444,273
Royal Caribbean Cruises Ltd.	10,835	3,517,583
Starbucks Corp.	49,091	4,513,917
Wynn Resorts Ltd.(b)	3,469	372,744
Yum! Brands, Inc.	11,911	1,852,160
		46,717,222
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	19,176	18,030,234
Dollar General Corp.	9,298	1,333,612
Dollar Tree, Inc.(a)	8,060	947,775
Sysco Corp.	20,923	1,754,394
Target Corp.	20,020	2,111,509
The Kroger Company	26,092	1,639,882
Walmart, Inc.	189,739	22,605,505
		48,422,911

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Energy — 3.2%
APA Corp.(b)	14,632	386,431
Baker Hughes Co.	42,893	2,403,724
Chevron Corp.	81,896	14,487,402
ConocoPhillips	53,959	5,624,147
Coterra Energy, Inc.	31,684	914,083
Devon Energy Corp.	26,181	1,052,738
Diamondback Energy, Inc.	8,015	1,314,059
EOG Resources, Inc.	23,401	2,623,954
EQT Corp.	26,318	1,519,338
Expand Energy Corp.	10,551	1,186,038
Exxon Mobil Corp.	182,474	25,801,824
Halliburton Co.	37,766	1,265,916
Kinder Morgan, Inc.	85,442	2,605,127
Marathon Petroleum Corp.	12,847	2,263,513
Occidental Petroleum Corp.	30,779	1,397,059
ONEOK, Inc.	27,133	2,148,662
Phillips 66	17,497	2,511,869
SLB Ltd.	65,286	3,158,537
Targa Resources Corp.	9,473	1,903,884
Texas Pacific Land Corp.(b)	2,595	903,994
The Williams Companies, Inc.	53,405	3,592,020
Valero Energy Corp.	13,008	2,360,042
		81,424,361
Equity Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.(c)	6,255	341,773
American Tower Corp.(c)	20,256	3,631,496
AvalonBay Communities, Inc.(c)	6,133	1,089,650
BXP, Inc.(b),(c)	6,242	403,670
Camden Property Trust(c)	4,456	485,927
Crown Castle, Inc.(c)	18,406	1,597,825
Digital Realty Trust, Inc.(c)	14,189	2,354,664
Equinix, Inc.(c)	4,226	3,469,250
Equity Residential(c)	14,779	921,027
Essex Property Trust, Inc.(c)	2,932	738,483
Extra Space Storage, Inc.(c)	9,314	1,285,052
Federal Realty Investment Trust(c)	3,781	382,486
Healthpeak Properties, Inc.(c)	31,338	540,267
Host Hotels & Resorts, Inc.(c)	28,267	523,787
Invitation Homes, Inc.(c)	23,478	627,567
Iron Mountain, Inc.(c)	13,166	1,212,983
Kimco Realty Corp.(c)	26,309	554,594
Mid-America Apartment Communities, Inc.(c)	4,829	648,535
Prologis, Inc.(c)	40,191	5,247,337
Public Storage(c)	6,735	1,860,140
Realty Income Corp.(c)	39,129	2,393,130
Regency Centers Corp.(c)	7,180	523,207
SBA Communications Corp.(c)	4,722	869,367
Simon Property Group, Inc.(c)	14,102	2,697,854
UDR, Inc.(c)	13,940	517,871
Ventas, Inc.(c)	19,907	1,546,177
VICI Properties, Inc.(c)	46,939	1,318,047

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Equity Real Estate Investment Trusts — 1.7% (continued)
Welltower, Inc.(c)	29,735	5,600,885
Weyerhaeuser Co.(c)	30,201	778,582
		44,161,633
Financial Services — 7.6%
American Express Co.	23,249	8,187,600
Ameriprise Financial, Inc.	3,977	2,096,635
Apollo Global Management, Inc.	20,120	2,706,945
Ares Management Corp., Cl. A	8,650	1,294,646
Berkshire Hathaway, Inc., Cl. B(a)	79,344	38,127,172
Blackrock, Inc.	6,220	6,959,807
Blackstone, Inc.	32,126	4,575,385
Block, Inc.(a)	23,667	1,430,197
Capital One Financial Corp.	27,508	6,022,326
Cboe Global Markets, Inc.	4,538	1,202,842
CME Group, Inc.	15,523	4,487,078
Coinbase Global, Inc., Cl. A(a)	9,796	1,907,673
Corpay, Inc.(a)	3,014	948,295
FactSet Research Systems, Inc.	1,620	412,063
Fidelity National Information Services, Inc.	22,664	1,252,186
Fiserv, Inc.(a)	23,230	1,480,448
Franklin Resources, Inc.	11,990	319,174
Global Payments, Inc.	10,585	759,368
Interactive Brokers Group, Inc., Cl. A	19,535	1,462,781
Intercontinental Exchange, Inc.	24,671	4,287,326
Invesco Ltd.	20,682	564,412
Jack Henry & Associates, Inc.(b)	3,013	539,960
KKR & Co., Inc.	29,494	3,369,984
Mastercard, Inc., Cl. A	35,479	19,115,730
Moody’s Corp.	6,675	3,441,363
Morgan Stanley	52,264	9,553,859
MSCI, Inc.	3,224	1,964,125
Nasdaq, Inc.	19,814	1,919,778
Northern Trust Corp.	8,283	1,237,729
PayPal Holdings, Inc.	40,250	2,120,773
Raymond James Financial, Inc.	7,599	1,260,370
Robinhood Markets, Inc., Cl. A(a)	34,025	3,384,807
S&P Global, Inc.	13,413	7,079,247
State Street Corp.	12,235	1,601,072
Synchrony Financial	15,978	1,160,482
T. Rowe Price Group, Inc.	9,786	1,034,185
The Bank of New York Mellon Corp.(d)	29,929	3,589,086
The Charles Schwab Corp.	72,274	7,510,714
The Goldman Sachs Group, Inc.	12,978	12,139,751
Visa, Inc., Cl. A(b)	73,023	23,500,992
		196,008,366
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.	72,856	4,516,343
Archer-Daniels-Midland Co.	20,547	1,383,019
Brown-Forman Corp., Cl. B(b)	7,711	211,050
Bunge Global SA	6,160	701,501
Conagra Brands, Inc.(b)	19,279	356,854

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Food, Beverage & Tobacco — 2.2% (continued)
Constellation Brands, Inc., Cl. A	6,065	950,386
General Mills, Inc.	22,996	1,063,795
Hormel Foods Corp.	13,387	329,454
Keurig Dr. Pepper, Inc.	59,145	1,622,939
Lamb Weston Holdings, Inc.	5,308	243,796
McCormick & Co., Inc.	11,642	719,825
Molson Coors Beverage Co., Cl. B	7,691	369,476
Mondelez International, Inc., Cl. A	55,419	3,240,349
Monster Beverage Corp.(a)	31,353	2,532,068
PepsiCo, Inc.	59,164	9,089,365
Philip Morris International, Inc.	67,355	12,086,181
The Campbell’s Company(b)	8,311	232,542
The Coca-Cola Company	167,515	12,531,797
The Hershey Company	6,403	1,246,984
The J.M. Smucker Company	4,881	511,822
The Kraft Heinz Company	37,004	878,475
Tyson Foods, Inc., Cl. A	11,603	758,024
		55,576,045
Health Care Equipment & Services — 3.5%
Abbott Laboratories	75,240	8,223,732
Align Technology, Inc.(a)	3,109	506,860
Baxter International, Inc.(b)	23,310	467,832
Becton Dickinson & Co.	12,243	2,491,206
Boston Scientific Corp.(a)	64,080	5,993,402
Cardinal Health, Inc.	10,190	2,189,627
Cencora, Inc.	8,368	3,005,953
Centene Corp.(a)	19,801	857,779
CVS Health Corp.	55,213	4,114,473
DaVita, Inc.(a)	1,309	143,126
Dexcom, Inc.(a)	16,411	1,198,659
Edwards Lifesciences Corp.(a)	24,662	2,006,500
Elevance Health, Inc.	9,702	3,354,370
GE HealthCare Technologies, Inc.	19,593	1,547,259
HCA Healthcare, Inc.	6,991	3,413,496
Henry Schein, Inc.(a),(b)	4,187	316,035
Hologic, Inc.(a)	9,977	747,577
Humana, Inc.	5,280	1,030,656
IDEXX Laboratories, Inc.(a)	3,501	2,347,281
Insulet Corp.(a)	3,091	790,709
Intuitive Surgical, Inc.(a)	15,339	7,734,231
Labcorp Holdings, Inc.	3,638	987,790
McKesson Corp.	5,304	4,408,738
Medtronic PLC	55,392	5,703,160
Molina Healthcare, Inc.(a)	2,231	400,665
Quest Diagnostics, Inc.	5,006	936,272
ResMed, Inc.	6,261	1,617,279
Solventum Corp.(a)	6,072	467,362
STERIS PLC	4,251	1,116,313
Stryker Corp.	14,849	5,487,596
The Cigna Group	11,502	3,152,813
The Cooper Companies, Inc.(a)	8,388	682,615

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 3.5% (continued)
UnitedHealth Group, Inc.	39,195	11,246,221
Universal Health Services, Inc., Cl. B	2,428	488,659
Zimmer Biomet Holdings, Inc.(b)	8,737	760,731
		89,936,977
Household & Personal Products — .9%
Church & Dwight Co., Inc.	10,117	973,761
Colgate-Palmolive Co.	34,588	3,122,951
Kenvue, Inc.	83,361	1,450,481
Kimberly-Clark Corp.	14,104	1,410,259
The Clorox Company	5,595	631,060
The Estee Lauder Companies, Inc., Cl. A	10,886	1,254,938
The Procter & Gamble Company	101,109	15,345,313
		24,188,763
Insurance — 1.7%
Aflac, Inc.	20,535	2,278,358
American International Group, Inc.	23,347	1,748,223
Aon PLC, Cl. A	9,273	3,242,212
Arch Capital Group Ltd.(a)	15,508	1,489,388
Arthur J. Gallagher & Co.	11,074	2,761,523
Assurant, Inc.	2,319	552,224
Brown & Brown, Inc.	12,681	914,300
Chubb Ltd.	15,924	4,929,433
Cincinnati Financial Corp.	6,621	1,065,253
Erie Indemnity Co., Cl. A(b)	1,098	310,745
Everest Group Ltd.	1,932	640,033
Globe Life, Inc.	3,208	449,826
Loews Corp.	7,745	817,640
Marsh & McLennan Cos., Inc.	21,221	3,993,580
MetLife, Inc.	23,572	1,859,359
Principal Financial Group, Inc.	8,242	780,682
Prudential Financial, Inc.	15,164	1,684,872
The Allstate Corp.	11,486	2,285,599
The Hartford Insurance Group, Inc.	11,903	1,607,619
The Progressive Corp.	25,294	5,261,152
The Travelers Companies, Inc.	9,652	2,746,091
W. R. Berkley Corp.	12,573	862,256
Willis Towers Watson PLC	4,214	1,337,819
		43,618,187
Materials — 1.9%
Air Products and Chemicals, Inc.	9,685	2,639,163
Albemarle Corp.	5,264	898,196
Amcor PLC(b)	19,232	851,016
Avery Dennison Corp.	3,471	643,905
Ball Corp.	11,433	650,195
CF Industries Holdings, Inc.	6,389	595,647
Corteva, Inc.	29,759	2,166,455
CRH PLC	28,547	3,494,438
Dow, Inc.	29,873	823,001
DuPont de Nemours, Inc.	18,999	834,436
Ecolab, Inc.	10,905	3,075,101
Freeport-McMoRan, Inc.	62,132	3,742,210

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Materials — 1.9% (continued)
International Flavors & Fragrances, Inc.	10,746	750,178
International Paper Co.	22,995	927,158
Linde PLC	20,205	9,233,079
LyondellBasell Industries NV, Cl. A(b)	11,835	579,915
Martin Marietta Materials, Inc.	2,592	1,689,854
Newmont Corp.	47,512	5,337,973
Nucor Corp.	9,847	1,750,009
Packaging Corp. of America	3,935	875,734
PPG Industries, Inc.	10,004	1,156,763
Smurfit WestRock PLC	22,122	920,939
Steel Dynamics, Inc.	6,032	1,083,166
The Mosaic Company	12,491	343,503
The Sherwin-Williams Company	9,960	3,532,214
Vulcan Materials Co.	5,773	1,735,018
		50,329,266
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. A	251,741	85,088,458
Alphabet, Inc., Cl. C	201,203	68,113,252
Charter Communications, Inc., Cl. A(a),(b)	3,785	780,164
Electronic Arts, Inc.	9,934	2,025,741
Fox Corp., Cl. A	9,421	685,660
Fox Corp., Cl. B	5,566	364,963
Live Nation Entertainment, Inc.(a),(b)	6,663	969,133
Match Group, Inc.	10,066	313,556
Meta Platforms, Inc., Cl. A	94,236	67,520,094
Netflix, Inc.(a)	183,346	15,307,558
News Corp., Cl. A	17,478	472,430
News Corp., Cl. B(b)	2,866	89,133
Omnicom Group, Inc.	13,927	1,072,936
Paramount Skydance Corp., Cl. B(b)	9,037	101,305
Take-Two Interactive Software, Inc.(a)	7,602	1,674,721
The Trade Desk, Inc., Cl. A(a)	18,570	563,228
The Walt Disney Company	77,248	8,713,574
TKO Group Holdings, Inc.(b)	3,005	608,753
Warner Bros Discovery, Inc.(a)	108,087	2,976,716
		257,441,375
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	76,474	17,054,467
Agilent Technologies, Inc.	12,278	1,643,410
Amgen, Inc.	23,300	7,965,804
Biogen, Inc.(a)	6,486	1,166,767
Bio-Techne Corp.(b)	7,138	457,474
Bristol-Myers Squibb Co.	87,770	4,831,739
Charles River Laboratories International, Inc.(a)	1,873	394,229
Danaher Corp.	27,140	5,940,675
Eli Lilly & Co.	34,361	35,637,511
Gilead Sciences, Inc.	53,683	7,620,302
Incyte Corp.(a)	7,027	703,192
IQVIA Holdings, Inc.(a)	7,489	1,723,593
Johnson & Johnson	104,249	23,690,585
Merck & Co., Inc.	107,395	11,842,447

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.9% (continued)
Mettler-Toledo International, Inc.(a)	880	1,208,451
Moderna, Inc.(a),(b)	14,937	658,274
Pfizer, Inc.	246,017	6,504,689
Regeneron Pharmaceuticals, Inc.	4,409	3,269,053
Revvity, Inc.(b)	4,987	542,586
Thermo Fisher Scientific, Inc.	16,257	9,406,463
Vertex Pharmaceuticals, Inc.(a)	10,971	5,155,273
Viatris, Inc.	51,666	676,308
Waters Corp.(a)	2,559	948,672
West Pharmaceutical Services, Inc.	3,132	723,868
Zoetis, Inc.	18,981	2,369,208
		152,135,040
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	12,918	2,200,323
CoStar Group, Inc.(a)	18,691	1,149,496
		3,349,819
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc.(a)	70,444	16,676,208
Analog Devices, Inc.	21,287	6,617,703
Applied Materials, Inc.	34,470	11,110,370
Broadcom, Inc.	204,333	67,695,523
First Solar, Inc.(a)	4,601	1,037,617
Intel Corp.(a)	193,862	9,008,767
KLA Corp.	5,714	8,159,249
Lam Research Corp.	54,348	12,688,084
Microchip Technology, Inc.	23,105	1,754,132
Micron Technology, Inc.	48,568	20,149,892
Monolithic Power Systems, Inc.	2,037	2,289,893
NVIDIA Corp.	1,051,444	200,962,492
NXP Semiconductors NV	11,070	2,503,370
ON Semiconductor Corp.(a)	17,504	1,048,315
Qnity Electronics, Inc.	8,528	820,223
QUALCOMM, Inc.	46,341	7,024,832
Skyworks Solutions, Inc.(b)	6,355	354,355
Teradyne, Inc.	6,738	1,624,195
Texas Instruments, Inc.	39,435	8,500,214
		380,025,434
Software & Services — 9.7%
Accenture PLC, Cl. A	26,833	7,074,252
Adobe, Inc.(a)	18,080	5,301,960
Akamai Technologies, Inc.(a),(b)	6,463	627,880
AppLovin Corp., Cl. A(a)	11,712	5,541,064
Autodesk, Inc.(a)	9,287	2,348,404
Cadence Design Systems, Inc.(a)	11,702	3,468,005
Cognizant Technology Solutions Corp., Cl. A	20,997	1,723,014
CrowdStrike Holdings, Inc., Cl. A(a)	10,859	4,793,217
Datadog, Inc., Cl. A(a)	13,897	1,797,160
EPAM Systems, Inc.(a)	2,156	449,742
Fair Isaac Corp.(a)	1,033	1,511,455
Fortinet, Inc.(a)	27,822	2,260,816
Gartner, Inc.(a)	2,999	628,620

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Software & Services — 9.7% (continued)
Gen Digital, Inc.	24,862	596,439
GoDaddy, Inc., Cl. A(a)	5,539	556,780
International Business Machines Corp.	40,445	12,404,481
Intuit, Inc.	12,064	6,018,971
Microsoft Corp.	321,594	138,378,682
Oracle Corp.	72,778	11,977,803
Palantir Technologies, Inc., Cl. A(a)	98,842	14,489,249
Palo Alto Networks, Inc.(a)	29,466	5,214,598
PTC, Inc.(a)	5,179	808,597
Roper Technologies, Inc.	4,651	1,726,591
Salesforce, Inc.	41,192	8,744,650
ServiceNow, Inc.(a)	44,888	5,252,345
Synopsys, Inc.(a)	8,028	3,733,943
Trimble, Inc.(a)	10,595	716,222
Tyler Technologies, Inc.(a)	1,810	668,614
VeriSign, Inc.	3,625	885,334
Workday, Inc., Cl. A(a)	9,457	1,660,933
		251,359,821
Technology Hardware & Equipment — 8.7%
Amphenol Corp., Cl. A	52,964	7,631,053
Apple, Inc.	639,363	165,901,911
Arista Networks, Inc.(a)	44,966	6,373,481
CDW Corp.	5,794	732,304
Cisco Systems, Inc.	170,512	13,354,500
Corning, Inc.	33,728	3,482,416
Dell Technologies, Inc., Cl. C(b)	13,070	1,495,731
F5, Inc.(a)	2,568	707,766
Hewlett Packard Enterprise Co.	57,999	1,248,138
HP, Inc.	41,727	811,173
Jabil, Inc.	4,549	1,078,977
Keysight Technologies, Inc.(a)	7,528	1,628,532
Motorola Solutions, Inc.	7,177	2,889,030
NetApp, Inc.	8,443	813,483
Sandisk Corp.(a)	6,040	3,480,550
Seagate Technology Holdings PLC	9,500	3,873,055
Super Micro Computer, Inc.(a),(b)	20,102	585,169
TE Connectivity PLC	12,729	2,835,767
Teledyne Technologies, Inc.(a)	2,045	1,268,514
Western Digital Corp.	14,736	3,687,389
Zebra Technologies Corp., Cl. A(a)	2,252	529,175
		224,408,114
Telecommunication Services — 1.0%
AT&T, Inc.	306,756	8,040,075
Comcast Corp., Cl. A	158,659	4,720,105
T-Mobile US, Inc.	20,811	4,104,137
Verizon Communications, Inc.	182,442	8,122,318
		24,986,635
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	5,122	998,534
CSX Corp.	80,955	3,056,861
Delta Air Lines, Inc.	28,087	1,850,652

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Transportation — 1.3% (continued)
Expeditors International of Washington, Inc.	5,979	959,869
FedEx Corp.	9,353	3,014,004
J.B. Hunt Transport Services, Inc.	3,339	676,882
Norfolk Southern Corp.	9,853	2,869,588
Old Dominion Freight Line, Inc.	8,187	1,417,988
Southwest Airlines Co.(b)	22,036	1,047,151
Uber Technologies, Inc.(a)	89,906	7,196,975
Union Pacific Corp.	25,518	5,999,282
United Airlines Holdings, Inc.(a)	14,004	1,432,889
United Parcel Service, Inc., Cl. B	32,017	3,400,846
		33,921,521
Utilities — 2.2%
Alliant Energy Corp.(b)	11,415	752,363
Ameren Corp.	11,346	1,171,815
American Electric Power Co., Inc.	23,387	2,801,178
American Water Works Co., Inc.	8,714	1,125,239
Atmos Energy Corp.	6,773	1,126,621
CenterPoint Energy, Inc.	27,687	1,098,897
CMS Energy Corp.	13,766	984,131
Consolidated Edison, Inc.	15,935	1,699,149
Constellation Energy Corp.	13,513	3,792,829
Dominion Energy, Inc.	37,157	2,235,737
DTE Energy Co.	9,229	1,240,193
Duke Energy Corp.	33,596	4,076,874
Edison International	16,096	1,002,459
Entergy Corp.	19,557	1,875,321
Evergy, Inc.(b)	9,622	738,296
Eversource Energy	15,944	1,102,209
Exelon Corp.	43,581	1,951,557
FirstEnergy Corp.	22,725	1,075,801
NextEra Energy, Inc.	90,113	7,920,933
NiSource, Inc.	21,218	939,745
NRG Energy, Inc.	8,353	1,274,918
PG&E Corp.	95,135	1,466,982
Pinnacle West Capital Corp.	4,568	427,382
PPL Corp.	32,620	1,182,475
Public Service Enterprise Group, Inc.	21,657	1,783,670
Sempra	28,302	2,462,557
The AES Corp.	29,429	431,135
The Southern Company	47,244	4,219,362
Vistra Corp.	13,792	2,183,963
WEC Energy Group, Inc.	13,885	1,536,653
Xcel Energy, Inc.	25,867	1,967,444
		57,647,888
Total Equity Securities - Common Stocks (cost $396,363,797)		2,563,585,402

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $18,053,617)	3.72	18,053,617	18,053,618
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $102,235)	3.72	102,235	102,235
Total Investments (cost $414,519,649)		100.0%	2,581,741,255
Liabilities, Less Cash and Receivables		(.0%)	(155,120)
Net Assets		100.0%	2,581,586,135

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $21,708,397 and the value of the collateral was
$22,335,832, consisting of cash collateral of $102,235 and U.S. Government & Agency securities valued at $22,233,597.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
S&P 500 E-mini	57	3/20/2026	19,884,070	19,852,388	(31,682)
Gross Unrealized Depreciation					(31,682)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon S&P 500 Index Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,563,585,402	—	—	2,563,585,402
Investment Companies	18,155,853	—	—	18,155,853
	2,581,741,255	—	—	2,581,741,255
Liabilities ($)
Other Financial Instruments:
Futures††	(31,682)	—	—	(31,682)
	(31,682)	—	—	(31,682)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,167,189,924, consisting of $2,191,250,796 gross unrealized appreciation and $24,060,872 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.